OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2019
Operating Costs [Abstract]
Disclosure of operating costs

	Years ended December 31
(In millions of dollars)	2019	2018

Cost of equipment sales	2,254	2,284
Merchandise for resale	242	231
Other external purchases	4,360	4,509
Employee salaries, benefits, and stock-based compensation	2,005	2,089

Total operating costs	8,861	9,113